UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 113.8%
Corporate — 3.9%
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (a)	$1,500	$1,545,975
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,400	3,455,692
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC), 4.70%, 2/01/24	4,750	4,884,283
Suffolk County Industrial Development Agency New York, RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	4,625	4,637,996
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC), 6.25%, 10/01/12	6,470	6,797,576
		21,321,522
County/City/Special District/School District — 35.0%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	1,979,460
City of Buffalo New York, GO, School, Series D (NPFGC), 5.50%, 12/15/11	2,750	2,767,792
City of New York, GO:
Series A-1, 5.00%, 8/01/35	1,950	2,089,756
Series D, 5.00%, 10/01/33	8,350	8,992,282
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	1,070	1,165,936
City of New York, New York, GO, Refunding, Series 02-B (AMBAC), 7.00%, 2/01/18	70	70,377
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/30	1,190	1,290,995
5.00%, 12/01/36	1,150	1,231,799

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Dutchess County Resource Recovery Agency New York, RB, Solid Waste System, Series A (NPFGC), 5.40%, 1/01/13	$1,700	$1,713,413
Erie County Industrial Development Agency, RB:
City of Buffalo Project (AGM), 5.75%, 5/01/12 (b)	1,900	1,952,383
School District of Buffalo Project, Series A, 5.25%, 5/01/31	2,305	2,489,239
Erie County Industrial Development Agency, Refunding RB, School District of Buffalo Project, Series A, 5.25%, 5/01/32	1,000	1,075,880
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	750	737,723
(AGM), 5.00%, 2/15/47	4,580	4,592,320
(FGIC), 5.00%, 2/15/47	3,985	3,919,766
(NPFGC), 4.50%, 2/15/47	17,525	15,890,268
New York City Industrial Development Agency, RB:
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	11,800	10,236,146
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	5,250	4,481,715
Yankee Stadium (AGC), 6.38%, 1/01/39	1,000	1,068,850
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.56%, 3/01/39 (c)	5,000	1,073,100
CAB, Yankee Stadium (AGC), 6.51%, 3/01/43 (c)	4,330	702,369
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	3,625	3,036,880
Yankee Stadium (FGIC), 5.00%, 3/01/46	9,650	9,223,084
Yankee Stadium (NPFGC), 5.00%, 3/01/36	2,750	2,678,060

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	$1,700	$1,676,710
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,462,240
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,621,995
Future Tax Secured, Series C (FGIC), 5.00%, 2/01/33	12,395	12,992,935
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/13 (b)	2,445	2,593,876
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22	55	57,606
Series S-2 (AGM), 5.00%, 1/15/37	5,000	5,182,600
Series S-2 (NPFGC), 4.25%, 1/15/34	5,980	5,845,091
New York City Transitional Finance Authority, Refunding RB, Series A (FGIC), 5.00%, 11/15/26	1,000	1,002,910
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	1,500	1,527,945
5.00%, 11/15/35	31,600	32,072,104
5.00%, 11/15/44	14,470	14,601,243
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	840	901,900
Saint Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	500	530,340
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	11,200	11,986,016
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,400	2,847,806
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	675	716,371
Town of Huntington New York, GO, Refunding (AMBAC):
5.50%, 4/15/12	460	471,091
5.50%, 4/15/13	455	488,943
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC):
6.40%, 4/01/13	1,745	1,887,026
6.40%, 4/01/17	555	681,296
		190,607,637
Education — 17.5%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	5,725	5,787,402

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/30	$5,410	$5,637,490
5.00%, 7/01/35	2,675	2,766,164
Monroe County Industrial Development Corp., RB, University of Rochester Project, Series B, 4.50%, 7/01/35	3,885	3,851,239
New York City Industrial Development Agency, RB, New York University Project (BHAC), 5.00%, 7/01/41	7,000	7,002,100
New York City Industrial Development Agency, Refunding RB, Nightingale- Bamford School (AMBAC), 5.25%, 1/15/18	1,275	1,328,219
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	5,997,310
New York City Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,071,100
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/40	2,035	2,126,555
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	2,075	2,247,018
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,074,850
Fordham University, Series A, 5.00%, 7/01/28	325	348,400
Fordham University, Series A, 5.50%, 7/01/36	1,550	1,675,364
General Purpose, Series A, 4.50%, 3/15/35	2,000	2,036,680
Haverstraw King’s Daughters Public Library, 4.00%, 7/01/28	565	555,118
Haverstraw King’s Daughters Public Library, 4.00%, 7/01/29	585	568,064
Haverstraw King’s Daughters Public Library, 4.00%, 7/01/30	610	587,253
Mount Sinai School Of Medicine, 5.13%, 7/01/39	665	678,253
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	7,100	7,261,170
New School (AGM), 5.50%, 7/01/43	5,050	5,360,373
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,585,585
New York University, Series A (AMBAC), 5.00%, 7/01/37	5,705	5,959,044
New York University, Series B, 5.00%, 7/01/34	1,000	1,057,970

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
New York University, Series C, 5.00%, 7/01/38	$2,000	$2,089,720
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	800	841,888
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	5,200	5,497,752
Rensselaer County Industrial Development Agency New York, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,259,292
Tompkins County Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	541,090
5.25%, 7/01/36	860	910,611
Troy Industrial Development Authority, RB, Rensselaer Polytechnic Institute Project, Series E, 5.20%, 4/01/37	2,280	2,325,577
Trust for Cultural Resources, RB, Carnegie Hall, Series A:
4.75%, 12/01/39	3,550	3,587,879
5.00%, 12/01/39	2,150	2,208,889
Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A (NPFGC):
5.00%, 7/01/36	4,750	4,863,905
5.00%, 7/01/44	500	509,330
		95,198,654
Health — 10.4%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC):
5.50%, 4/01/30	250	261,640
5.50%, 4/01/34	490	513,172
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	4,650	5,010,514
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	2,200	2,298,472
New York City Industrial Development Agency, RB, Royal Charter, New York Presbyterian (AGM), 5.75%, 12/15/29	7,970	8,167,337
New York State Dormitory Authority, MRB, Montefiore Hospital (FGIC), 5.00%, 8/01/33	1,500	1,523,250
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,000	2,125,200
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	6,500	6,764,355

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	$5,000	$5,090,750
New York University Hospitals Center, Series A, 5.75%, 7/01/31	3,450	3,592,968
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,500	1,444,335
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,100	1,146,651
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	2,075	2,135,300
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	4,000	4,030,080
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/34	9,220	9,469,862
New York State Dormitory Authority, Refunding RB, State Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,900	2,925,723
		56,499,609
Housing — 3.7%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	995	1,000,612
6.25%, 2/01/31	1,125	1,128,791
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	733,800
Series A-1-A, 5.45%, 11/01/46	1,335	1,281,520
Series C, 5.00%, 11/01/26	1,500	1,517,865
Series C, 5.05%, 11/01/36	2,000	2,004,300
Series H-1, 4.70%, 11/01/40	1,340	1,259,680
Series H-2-A, 5.20%, 11/01/35	840	826,426
Series H-2-A, 5.35%, 5/01/41	600	577,632
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage,
Series 97, 5.50%, 4/01/31	945	945,274
Series 133, 4.95%, 10/01/21	520	530,317
Series 143, 4.85%, 10/01/27	1,100	1,079,628
Series 143, 4.90%, 10/01/37	980	958,842
Series 143 (NPFGC), 4.85%, 10/01/27	2,485	2,490,765
New York State HFA, RB, State Philips Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,442,595

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	$2,445	$2,459,303
		20,237,350
State — 7.9%
New York State Dormitory Authority, ERB, Series C, 5.00%, 12/15/31	6,230	6,583,677
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,875,703
Mental Health Services Facilities, Series B, 5.25%, 2/15/14 (b)	1,570	1,727,942
Mental Health Services Facilities, Series C AMT (AGM), 5.40%, 2/15/33	6,300	6,457,626
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	550	571,654
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,205,155
School Districts Financing Program, Series E (NPFGC), 5.75%, 10/01/30	6,900	7,145,916
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,500	1,612,620
Series A (AMBAC), 5.00%, 4/01/26	4,380	4,663,167
New York State Urban Development Corp., RB (NPFGC):
Personal Income Tax, Series C-1, 5.00%, 3/15/13 (b)	3,000	3,190,530
State Personal Income Tax, State Facilities, Series A-1, 5.00%, 3/15/29	5,000	5,287,200
		43,321,190
Tobacco — 1.3%
Tobacco Settlement Financing Corp. New York, RB:
Series A-1 (AMBAC), 5.25%, 6/01/20	5,000	5,312,550
Series B-1C, 5.50%, 6/01/22	1,900	2,026,179
		7,338,729
Transportation — 22.5%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	4,300	4,311,567
Series A (AGM), 5.75%, 2/15/47	9,735	10,308,489
Series A (NPFGC), 5.00%, 2/15/47	550	551,480
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	3,200	3,746,400
Transportation, Series D, 5.25%, 11/15/29	1,000	1,073,610

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	$2,500	$2,553,600
Series A (AGM), 5.00%, 11/15/32	1,015	1,049,611
Series A (FGIC), 5.25%, 11/15/31	2,500	2,541,900
Series A (NPFGC), 5.13%, 11/15/22	1,390	1,437,830
Series B, 5.00%, 11/15/34	1,500	1,581,120
Series C (AGM), 5.13%, 7/01/12 (b)	1,640	1,693,218
Transportation, Series F (NPFGC), 5.25%, 11/15/12 (b)	6,235	6,555,230
Transportation, Series F (NPFGC), 5.00%, 11/15/31	5,000	5,071,200
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	6,000	6,346,260
Series G (AGM), 4.75%, 1/01/29	7,250	7,508,462
Series G (AGM), 4.75%, 1/01/30	9,000	9,302,130
Series G (AGM), 5.00%, 1/01/30	2,000	2,087,580
Series G (AGM), 5.00%, 1/01/32	1,030	1,074,032
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	1,900	2,044,267
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC), 5.50%, 4/01/19	2,705	2,705,162
Port Authority of New York & New Jersey, RB, Consolidated:
116th Series, 4.13%, 9/15/32	2,700	2,642,517
124th Series AMT (NPFGC), 5.00%, 8/01/36	500	500,170
163rd Series, 5.00%, 7/15/35	2,500	2,670,750
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project, Series 6, AMT (NPFGC):
6.25%, 12/01/11	7,175	7,194,803
6.25%, 12/01/13	4,425	4,625,541
6.25%, 12/01/14	7,380	7,793,280
5.75%, 12/01/22	10,160	10,058,603
5.75%, 12/01/25	3,500	3,406,060
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,287,940
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	1,965	2,028,745
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 11/15/38	2,000	2,139,340
		122,890,897

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2011	4

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities — 11.6%
Buffalo Sewer Authority New York, Refunding RB, Series F (NPFGC), 6.00%, 7/01/13	$2,275	$2,370,118
Long Island Power Authority, RB, Series A:
(AMBAC), 5.00%, 9/01/29	7,000	7,134,610
(AGM) (AGM), 5.00%, 5/01/36	3,775	3,958,276
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,701,045
General, Series B (AGM), 5.00%, 12/01/35	4,000	4,106,840
Series A (AGC), 5.75%, 4/01/39	1,015	1,122,499
New York City Municipal Water Finance Authority, RB:
Second General Resolution,
Series FF, 5.00%, 6/15/31	1,500	1,612,950
Second General Resolution,
Series GG, 5.00%, 6/15/39	1,000	1,057,690
Second General Resolution,
Series HH, 5.00%, 6/15/32	9,900	10,683,882
Series B, 5.00%, 6/15/36	2,000	2,082,700
Series DD, 5.00%, 6/15/32	6,750	7,147,035
Series DD (AGM), 4.50%, 6/15/39	1,000	1,006,790
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,075,300
Series D (AGM), 5.00%, 6/15/37	9,000	9,275,760
New York State Environmental Facilities Corp., RB, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	2,100	2,254,119
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/33	1,040	1,104,282
New York State Power Authority, RB, Series A, 5.00%, 11/15/38	4,920	5,293,920
		62,987,816
Total Municipal Bonds in New York		620,403,404

Guam — 1.1%
Transportation — 0.8%
Guam International Airport Authority, Refunding RB, Series C, AMT (NPFGC):
5.25%, 10/01/21	2,240	2,242,128
5.25%, 10/01/22	2,050	2,051,681
		4,293,809
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	1,380	1,423,001
Total Municipal Bonds in Guam		5,716,810

Municipal Bonds	Par (000)	Value
Puerto Rico — 12.7%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$3,500	$3,626,980
State — 7.2%
Commonwealth of Puerto Rico, GO, Refunding (NPFGC):
Public Improvement, Series A, 5.50%, 7/01/20	2,000	2,139,860
Sub-Series C-7, 6.00%, 7/01/27	2,000	2,107,420
Sub-Series C-7, 6.00%, 7/01/28	4,775	5,028,696
Puerto Rico Convention Center Authority, RB, Series A (AMBAC), 5.00%, 7/01/31	2,250	2,154,758
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/31	2,500	2,697,675
Puerto Rico Infrastructure Financing Authority, RB, Series A (c):
(AMBAC), 4.67%, 7/01/35	3,900	782,730
(AMBAC), 5.02%, 7/01/43	8,000	890,640
(FGIC), 4.62%, 7/01/31	22,030	6,037,762
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities Series M-3 (NPFGC), 6.00%, 7/01/28	2,850	2,999,767
Puerto Rico Sales Tax Financing Corp., RB First Sub-Series A:
5.63%, 8/01/30	2,000	2,096,320
5.75%, 8/01/37	7,150	7,495,130
(AGM), 5.00%, 8/01/40	2,100	2,136,771
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (c):
5.75%, 8/01/41	12,800	1,993,088
5.97%, 8/01/43	4,000	543,240
		39,103,857
Transportation — 3.7%
Puerto Rico Highway & Transportation Authority, RB:
Series G (FGIC), 5.25%, 7/01/13 (b)	1,000	1,080,480
Series Y (AGM), 6.25%, 7/01/21	6,275	7,198,994
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/12 (b)	6,190	6,341,631
Series CC (AGM), 5.50%, 7/01/29	2,500	2,706,700
Series D, 5.75%, 7/01/12 (b)	3,000	3,107,550
		20,435,355
Utilities — 1.1%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	1,950	1,974,570
Puerto Rico Electric Power Authority, RB, Series RR (NPFGC), 5.00%, 7/01/24	1,000	1,029,440

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	$3,000	$3,075,420
		6,079,430
Total Municipal Bonds in Puerto Rico		69,245,622
Total Municipal Bonds – 127.6%		695,365,836

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
New York — 28.4%
County/City/Special District/School District — 11.3%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	6,750	7,295,940
Sub-Series C-3 (AGC), 5.75%, 8/15/28	14,400	16,477,632
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	6,000	6,540,300
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC):
5.25%, 10/15/27	13,000	14,048,060
5.00%, 10/15/32	16,000	17,289,920
		61,651,852
Education — 1.3%
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	6,498	6,789,738
State — 1.6%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	8,874,268
Transportation — 12.8%
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	3,901	4,097,375
Metropolitan Transportation Authority, Refunding RB, Series A (AGM), 5.00%, 11/15/30	8,460	8,587,408
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	16,000	16,684,000
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	10,000	10,413,600
Port Authority of New York & New Jersey, RB, Consolidated, 155th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,576,850

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (NPFGC):
5.25%, 11/15/23	$7,000	$7,274,190
5.00%, 11/15/32	19,677	20,286,459
		69,919,882
Utilities — 1.4%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,613,585
Series FF-2, 5.50%, 6/15/40	2,759	3,040,230
		7,653,815
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 28.4%		154,889,555
Total Long-Term Investments (Cost – $828,689,869) – 156.0%		850,255,391

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (e)(f)	11,150,487	11,150,487
Total Short-Term Securities (Cost - $11,150,487) – 2.0%		11,150,487
Total Investments (Cost - $839,840,356*) – 158.0%		861,405,878
Other Assets Less Liabilities – 1.8%		10,075,495
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (14.4)%		(78,665,496)
VRDP Shares, at Liquidation Value – (45.4)%		(247,700,000)
Net Assets Applicable to Common Shares – 100.0%		$545,115,877

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$761,680,671
Gross unrealized appreciation	$32,859,431
Gross unrealized depreciation	(11,749,028)
Net unrealized appreciation	$21,110,403

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2011	6

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF New York Municipal Money Fund	14,521,616	(3,371,129)	11,150,487	$1

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$850,255,391	—	$850,255,391
Short-Term Securities	$11,150,487	—	—	11,150,487
Total	$11,150,487	$850,255,391	—	$861,405,878

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 21, 2011